Hyundai Auto Receivables Trust 2011-C
Monthly Servicing Report

Collection Period	August 2012
Distribution Date	9/17/2012
Transaction Month	11
30/360 Days	30
Actual/360 Days	33

I. ORIGINAL DEAL PARAMETERS

Cut off Date:		September 16, 2011
Closing Date:		October 5, 2011

		Dollars	Units	WAC	WARM
Original Pool Balance:		$1,109,375,752.57	63,426	4.38%	55.82
Original Adj. Pool Balance:		$1,085,695,587.42

		Dollar Amount	% of Pool	Note Rate		Final Payment Date
Class A-1 Notes	Fixed	$230,000,000.00	20.732%	0.34292%		October 15, 2012
Class A-2 Notes	Fixed	$315,000,000.00	28.394%	0.62000%		July 15, 2014
Class A-3 Notes	Fixed	$270,000,000.00	24.338%	0.83000%		December 15, 2015
Class A-4 Notes	Fixed	$189,260,000.00	17.060%	1.30000%		February 15, 2018
Total Securities		$1,004,260,000.00	90.525%

Overcollateralization		$81,435,587.42	7.341%
YSOA		$23,680,165.15	2.135%
Total Original Pool Balance		$1,109,375,752.57	100.00%

II. POOL BALANCE AND PORTFOLIO INFORMATION

	Beginning of Period		Ending of Period		Change
	Balance	Note Factor	Balance	Pool Factor
Class A-1 Notes	$-	-	$-	-	$-
Class A-2 Notes	$225,023,869.76	0.7143615	$197,536,506.09	0.6271000	$27,487,363.67
Class A-3 Notes	$270,000,000.00	1.0000000	$270,000,000.00	1.0000000	$-
Class A-4 Notes	$189,260,000.00	1.0000000	$189,260,000.00	1.0000000	$-
Total Securities	$684,283,869.76	0.6813812	$656,796,506.09	0.6540104	$27,487,363.67

Weighted Avg. Coupon (WAC)	4.37%		4.37%
Weighted Avg. Remaining Maturity (WARM)	46.27		45.37
Pool Receivables Balance	$781,862,626.65		$750,066,603.91
Remaining Number of Receivables	54,660		53,628

Adjusted Pool Balance	$767,068,239.34		$736,009,071.35

III. COLLECTIONS

Principal:
Principal Collections	$31,111,802.11
Repurchased Contract Proceeds Related to Principal	$-
Recoveries/Liquidation Proceeds	$527,460.85
Total Principal Collections	$31,639,262.96

Interest:
Interest Collections	$2,924,255.97
Late Fees & Other Charges	$46,237.54
Interest on Repurchase Principal	$-
Total Interest Collections	$2,970,493.51

Collection Account Interest	$4,003.45
Reserve Account Interest	$739.16
Servicer Advances	$-

Total Collections	$34,614,499.08

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Hyundai Auto Receivables Trust 2011-C
Monthly Servicing Report

Collection Period	August 2012
Distribution Date	9/17/2012
Transaction Month	11
30/360 Days	30
Actual/360 Days	33

IV. DISTRIBUTIONS

Total Collections					$34,614,499.08
Reserve Account Release					$-
Reserve Account Draw					$-
Total Available for Distribution					$34,614,499.08
		Amount Due	Interest Pymt Due but unpaid from prior periods	Amount Paid
1. Servicing Fee @1.00%:
Servicing Fee Due	1.00%	$651,552.19		$651,552.19	$651,552.19
Collection Account Interest					$4,003.45
Late Fees & Other Charges					$46,237.54
Total due to Servicer					$701,793.18

2. Class A Noteholders Interest:
Class A-1 Notes		$-		$-
Class A-2 Notes		$116,262.33		$116,262.33
Class A-3 Notes		$186,750.00		$186,750.00
Class A-4 Notes		$205,031.67		$205,031.67

Total interest:		$508,044.00		$508,044.00	$508,044.00

Available Funds Remaining:					$33,404,661.90

3. Principal Distribution Amount:					$27,487,363.67

		Distributable Amount		Paid Amount
Class A-1 Notes				$-
Class A-2 Notes				$27,487,363.67
Class A-3 Notes				$-
Class A-4 Notes				$-
Class A Notes Total:		27,487,363.67		$27,487,363.67
Total Noteholders Principal				$27,487,363.67

4. Required Deposit to Reserve Account					0.00

5. Trustee Expenses					0.00

6. Remaining Available Collections Released to Certificateholder					5,917,298.23

V. YIELD SUPPLEMENT OVERCOLLATERALIZATION AMOUNT (YSOA)

Beginning Period Required Amount	$14,794,387.31
Beginning Period Amount	$14,794,387.31
Current Period Amortization	$736,854.75
Ending Period Required Amount	$14,057,532.56
Ending Period Amount	$14,057,532.56
Next Distribution Date Required Amount	$13,341,249.68

VI. RESERVE ACCOUNT

Reserve Percentage of Initial Adjusted Pool Balance	0.50%
Beginning Period Required Amount	$5,428,477.94
Beginning Period Amount	$5,428,477.94
Current Period Release to Collection Account	$-
Current Period Deposit	$-
Current Period Release to Depositor	$-
Ending Period Required Amount (0.5% of APB of cut-off date)	$5,428,477.94
Ending Period Amount	$5,428,477.94

VII. OVERCOLLATERALIZATION

Overcollateralization Target	11.50%
Overcollateralization Floor	2.00%
		Beginning	Ending	Target
Overcollateralization Amount		$82,784,369.58	$79,212,565.27	$79,212,565.27
Overcollateralization as a % of Adjusted Pool		10.79%	10.76%	10.76%

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Hyundai Auto Receivables Trust 2011-C
Monthly Servicing Report

Collection Period	August 2012
Distribution Date	9/17/2012
Transaction Month	11
30/360 Days	30
Actual/360 Days	33

VIII. DELINQUENCY AND NET LOSS ACTIVITY

	Units Percent	Units	Dollars Percent	Dollar Amount
Current	98.94%	53,058	98.71%	$740,375,198.93
30 - 60 Days	0.82%	441	1.00%	$7,487,847.20
61 - 90 Days	0.21%	115	0.26%	$1,951,028.24
91 + Days	0.03%	14	0.03%	$252,529.54
		53,628		$750,066,603.91
Total
Delinquent Receivables 61 + days past due	0.24%	129	0.29%	$2,203,557.78
Delinquency Ratio 61+ for 1st Preceding Collection Period	0.19%	104	0.24%	$1,873,509.12
Delinquency Ratio 61+ for 2nd Preceding Collection Period	0.17%	97	0.21%	$1,733,722.45
Three-Month Average Delinquency Ratio	0.20%		0.25%

Repossession in Current Period		45		$720,901.63
Repossession Inventory		57		$545,548.40

Charge-Offs
Gross Principal of Charge-Off for Current Period				$684,220.63
Recoveries				$(527,460.85)
Net Charge-offs for Current Period				$156,759.78

Beginning Pool Balance for Current Period				$781,862,626.65

Net Loss Ratio				0.24%
Net Loss Ratio for 1st Preceding Collection Period				0.27%
Net Loss Ratio for 2nd Preceding Collection Period				0.48%
Three-Month Average Net Loss Ratio for Current Period				0.33%

Cumulative Net Losses for All Periods				$2,646,000.46
Cumulative Net Losses as a % of Initial Pool Balance				0.24%

Principal Balance of Extensions				$3,461,931.23
Number of Extensions				195

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